Intellectual Property - Schedule of Intellectual Property (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intellectual property	$ 4,999,851	$ 4,729,851	$ 1,896,800
Accumulated amortization	(2,756,172)	(1,587,913)	(108,467)
Intellectual property, net of accumulated amortization	2,243,679	3,141,938	1,788,333
Word Press GDPR Rights [Member]
Intellectual property	46,800	46,800	46,800
ARALOC™ [Member]
Intellectual property	1,850,000	1,850,000	1,850,000
ArcMail License [Member]
Intellectual property	1,445,000	1,445,000
Data Express [Member]
Intellectual property	$ 1,388,051	$ 1,388,051